Taxation (Tables)	6 Months Ended
Jun. 30, 2022
Taxation
Schedule of (Loss) income before provision for income taxes is attributable to the geographic locations

	For the Six Months Ended June 30,
	2021	2022
	RMB	RMB
Cayman	2,341	(140,369)
Hong Kong SAR	(6,177)	(1,911)
BVI	—	—
PRC, excluding Hong Kong SAR	(239,380)	(44,346)
	(243,216)	(186,626)

Schedule of components of income tax expense

	For the Six Months Ended June 30,
	2021	2022
	RMB	RMB
Current income tax expense	1,289	5,474
Deferred income tax expense	(638)	—
	651	5,474

Schedule of reconciliation of actual income tax expense reported in the Consolidated Statements of Comprehensive Income (Loss) and amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes

	For the Six Months Ended June 30,
	2021	2022
	RMB	RMB
Loss before tax	(243,216)	(186,626)
Income tax computed at PRC statutory tax rate	(60,804)	(46,657)
Effect of preferential tax rate*	8,971	(1,815)
Tax rate differential not subject to PRC income tax	(61)	35,255
Non-deductible expense	11,648	12,200
Change in valuation allowance	40,789	4,484
Additional deduction for research and development expenses	789	(625)
Tax-exempted income	(109)	92
Late payment surcharge on uncertain tax position	696	1,149
Others	(1,268)	1,391
	651	5,474

* Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant years. Please refer to Note 15 – a) PRC section for details.

Schedule of tax effects of temporary differences that give rise to the deferred income tax assets and liabilities

	As of	As of
	December 31,	June 30,
	2021	2022
	RMB	RMB
Net operating loss carry forward	100,354	103,533
Allowance for doubtful accounts	149,713	145,428
Payroll and accrued expenses	3,847	2,943
Deductible advertisement expenses	4,824	6,685
Long-term equity investment impairment	34,399	49,793
Intangible assets*	31,545	29,771
Gross deferred tax assets	324,682	338,153
Less: Valuation allowance	(324,682)	(338,153)
Net deferred tax assets	—	—
Identifiable intangible assets	—	—
Net deferred tax assets	—	—

Reported in Consolidated Balance Sheets as:
Deferred tax assets	—	—
Deferred tax liabilities	—	—
Net Deferred tax assets	—	—

* In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of movements of the valuation allowance

	For the
	Year	For the Six
	Ended	Months
	December	Ended June
	31,	30,
	2021	2022
	RMB	RMB
Balance at the beginning of the year/period	(135,790)	(324,682)
Changes of valuation allowances	(188,892)	(13,471)
Balance at the end of the year/period	(324,682)	(338,153)

Schedule of reconciliation of the beginning and ending amount of total unrecognized tax benefits

	For the
	Year	For the Six
	Ended	Months
	December	Ended June
	31,	30,
	2021	2022
	RMB	RMB
Beginning balance	(23,840)	(28,575)
Additions	(4,735)	(338)
Ending balance	(28,575)	(28,913)